Statement of consolidated profit or loss - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenue	R$ 77,411	R$ 70,569	R$ 96,519
Cost of products sold	(71,414)	(67,548)	(85,161)
Gross profit	5,997	3,021	11,358
Income (expenses)
Selling and distribution	(1,991)	(1,916)	(2,108)
Reversal of (loss for) impairment of trade accounts receivable and others from clients	108	(83)	(38)
General and administrative	(2,639)	(2,472)	(2,764)
Research and development	(463)	(383)	(374)
Results from equity-accounted investees	(21)	7	35
Other income	978	1,769	507
Other expenses	(3,048)	(2,735)	(2,344)
(Loss) profit before financial results and taxes	(1,079)	(2,792)	4,272
Financial results
Financial expenses	(6,853)	(5,589)	(5,066)
Financial income	1,719	1,678	1,374
Derivatives and exchange rate variations, net	(11,520)	511	(533)
Finance income (cost)	(16,654)	(3,400)	(4,225)
(Loss) profit before income tax	(17,733)	(6,192)	47
Income taxes	5,681	1,302	(868)
Loss for the year	(12,052)	(4,890)	(821)
Attributable to:
Company's shareholders	(11,320)	(4,579)	(336)
Non-controlling interest in subsidiaries	R$ (732)	R$ (311)	R$ (485)
Common shares [Member]
Loss per share - R$
Earnings per share - basic	R$ (14.1998)	R$ (5.7458)	R$ (0.4215)
Earnings per share - diluted	(14.1998)	(5.7458)	(0.4215)
Class A Preferred Shares [Member]
Loss per share - R$
Earnings per share - basic	(14.1998)	(5.7458)	(0.4215)
Earnings per share - diluted	(14.1998)	(5.7458)	(0.4215)
Class B Preferred Shares [Member]
Loss per share - R$
Earnings per share - basic	(14.1998)	(5.7458)	(0.4215)
Earnings per share - diluted	R$ (14.1998)	R$ (5.7458)	R$ (0.4215)